ICON Industrials Fund and ICON Natural Resources Fund

Supplement dated November 13, 2017 to the Prospectus, Summary Prospectuses and

Statement of Additional Information dated January 26, 2017

Effective November 15, 2017, this supplements the ICON Sector Funds Prospectus (“ICON Sector Prospectus”), the respective Summary Prospectuses and Statement of Additional Information (“SAI”) of the ICON Industrials Fund and the ICON Natural Resources Fund (the “Funds”) dated January 26, 2017.

On pages 23 and 30 of the ICON Sector Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Manager: Rob Young is the Portfolio Manager of the Fund. Mr. Young became the Portfolio Manager of the Fund in November 2017.

On page 40 of the ICON Sector Prospectus, under the heading Portfolio Managers, under the ICON Industrials Fund and ICON Natural Resources Fund, delete “Zach Jonson ” and insert “Rob Young” and under the heading entitled “Tenure” delete “Since January 2017 and Since January 2007 ” respectively and insert “Since November 2017” on the line for Rob Young’s Tenure. In addition, delete the paragraph detailing the biography of Zach Jonson.

On page 3 of the ICON Industrials Fund Summary Prospectus, delete the heading and paragraph under Portfolio Manager, and insert the following:

Portfolio Manager: Rob Young is the Portfolio Manager of the Fund. Mr. Young became the Portfolio Manager of the Fund in November 2017.

On page 4 of the ICON Natural Resources Fund Summary Prospectus, delete the heading and paragraph under Portfolio Manager, and insert the following:

Portfolio Manager: Rob Young is the Portfolio Manager of the Fund. Mr. Young became the Portfolio Manager of the Fund in November 2017.

On page 44 of the Statement of Additional Information for the ICON Sector Funds, under the heading “Portfolio Manager Accounts and Other Information”, under in the table showing “Other Accounts Managed”, delete all information in the table concerning Zach Jonson.